Aptus Collared Investment Opportunity ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 98.7%		Shares	Value
Basic Materials - 2.0%
Linde PLC (a)		48,305	$21,549,827
Newmont Corporation		114,456	4,889,560
Sherwin-Williams Company (a)		18,761	6,719,440
			33,158,827

Communications - 15.0%
Alphabet, Inc. - Class C (a)		347,599	71,466,355
Amazon.com, Inc. (a)(b)		309,923	73,662,499
Comcast Corporation - Class A (a)		150,979	5,081,953
Meta Platforms, Inc. - Class A (a)(c)		71,651	49,380,436
Motorola Solutions, Inc.		30,584	14,351,542
Netflix, Inc. (a)(b)(c)		24,926	24,346,720
T-Mobile US, Inc. (a)		70,992	16,539,006
			254,828,511

Consumer, Cyclical - 9.5%
Costco Wholesale Corporation (a)(c)		18,415	18,044,490
Lowe's Companies, Inc. (a)(c)		76,639	19,929,206
Marriott International, Inc. - Class A (a)(c)		66,536	19,334,696
McDonald's Corporation (a)		56,517	16,316,458
PulteGroup, Inc. (a)(c)		104,577	11,898,771
Tesla, Inc. (a)(b)(c)		93,420	37,797,732
TJX Companies, Inc. (a)(c)		121,312	15,138,524
Walmart, Inc. (a)(c)		230,698	22,645,316
			161,105,193

Consumer, Non-cyclical - 15.2%
Abbott Laboratories (a)(c)		114,464	14,643,380
AbbVie, Inc. (a)(c)		63,538	11,684,638
Altria Group, Inc. (a)		182,663	9,540,488
Amgen, Inc. (a)		20,406	5,824,281
Automatic Data Processing, Inc.		17,102	5,182,077
Bristol-Myers Squibb Company		205,461	12,111,926
Cintas Corporation (c)		73,208	14,683,329
Elevance Health, Inc. (c)		18,645	7,377,827
Eli Lilly & Company (a)		26,640	21,607,171
Intuitive Surgical, Inc. (b)(c)		32,227	18,429,977
McCormick & Company, Inc.		147,593	11,398,607
Merck & Company, Inc.		114,331	11,298,189
PepsiCo, Inc.		125,033	18,841,223
Procter & Gamble Company (a)(c)		78,767	13,074,534
Quanta Services, Inc.		15,723	4,836,552
Stryker Corporation (a)(c)		78,486	30,710,787
Thermo Fisher Scientific, Inc. (a)		33,607	20,088,584
UnitedHealth Group, Inc. (a)(c)		35,154	19,070,693
Vertex Pharmaceuticals, Inc. (b)		16,704	7,711,903
			258,116,166

Energy - 3.0%
Diamondback Energy, Inc. (a)(c)		68,455	11,251,264
EOG Resources, Inc.		60,313	7,586,772
Exxon Mobil Corporation (a)		257,173	27,473,792
Schlumberger NV		97,098	3,911,107
			50,222,935

Financial - 15.1%
Bank of America Corporation (a)(c)		372,692	17,255,640
Berkshire Hathaway, Inc. - Class B (a)(b)(c)		61,707	28,920,220
Blackrock, Inc. (a)(c)		20,022	21,533,661
Citigroup, Inc. (a)(c)		149,314	12,158,639
Digital Realty Trust, Inc.		63,464	10,399,211
Intercontinental Exchange, Inc. (a)		75,140	12,009,626
JPMorgan Chase & Company (a)(c)		137,682	36,802,399
Marsh & McLennan Companies, Inc. (a)		66,851	14,498,645
Morgan Stanley (a)(c)		144,645	20,023,207
Progressive Corporation (a)(c)		108,090	26,637,699
Prologis, Inc. (c)		121,128	14,444,514
Public Storage (a)		23,792	7,101,436
Visa, Inc. - Class A (a)(c)		98,055	33,515,199
			255,300,096

Industrial - 6.1%
Caterpillar, Inc. (a)(c)		74,975	27,848,714
CSX Corporation (a)		485,831	15,969,265
Deere & Company (a)(c)		23,757	11,321,636
Eaton Corporation PLC (c)		28,419	9,277,098
Honeywell International, Inc. (a)(c)		68,153	15,247,189
Lockheed Martin Corporation (c)		50,008	23,151,204
			102,815,106

Technology - 30.6%(d)
Accenture PLC - Class A (a)(c)		53,124	20,450,084
Analog Devices, Inc. (a)(c)		66,902	14,175,865
Apple, Inc. (a)(c)		498,323	117,604,228
Applied Materials, Inc. (a)(c)		129,479	23,351,538
Broadcom, Inc. (a)(c)		214,771	47,522,379
Broadridge Financial Solutions, Inc.		30,744	7,323,836
Crowdstrike Holdings, Inc. - Class A (b)(c)		32,021	12,746,599
Fiserv, Inc. (a)(b)(c)		84,701	18,298,804
Intuit, Inc. (a)(c)		25,850	15,549,033
Microsoft Corporation (a)(c)		245,120	101,739,507
NVIDIA Corporation (a)(c)		840,000	100,858,800
ServiceNow, Inc. (a)(b)(c)		28,393	28,914,863
Tyler Technologies, Inc. (b)		16,601	9,987,826
			518,523,362

Utilities - 2.2%
Duke Energy Corporation		94,849	10,622,139
NextEra Energy, Inc. (a)		151,364	10,831,608
Southern Company (a)		193,868	16,275,219
			37,728,966
TOTAL COMMON STOCKS (Cost $1,303,223,751)			1,671,799,162

PURCHASED OPTIONS - 1.2%(b)(e)(f)	Notional Amount	Contracts	Value
Put Options - 1.2%			$–
S&P 500 Index, Expiration: 04/17/2025; Exercise Price: $5,800.00 (c)	$ 1,751,753,700	2,900	20,024,500
TOTAL PURCHASED OPTIONS (Cost $17,473,178)			20,024,500

SHORT-TERM INVESTMENTS - 0.5%			Value
Money Market Funds - 0.5%		Shares
First American Treasury Obligations Fund - Class X, 4.31% (g)		8,528,176	8,528,176
TOTAL SHORT-TERM INVESTMENTS (Cost $8,528,176)			8,528,176

TOTAL INVESTMENTS - 100.4% (Cost $1,329,225,105)			1,700,351,838
Liabilities in Excess of Other Assets - (0.4)% (h)			(6,007,414)
TOTAL NET ASSETS - 100.0%			$1,694,344,424
two			–%
Percentages are stated as a percent of net assets.			–%

(a)
All or a portion of security has been pledged as collateral for written options. The total value of assets committed as collateral as of January 31, 2025 is $581,489,420 or 34.3% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	Exchange-traded.
(f)	100 shares per contract.
(g)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.
(h)	Includes cash of $1,762,826 that is pledged as collateral for written options.

Aptus Collared Investment Opportunity ETF
Schedule of Written Options
January 31, 2025 (Unaudited)

WRITTEN OPTIONS - (0.6)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.3)%
Abbott Laboratories, Expiration: 02/21/2025; Exercise Price: $135.00	$(12,793,000)	(1,000)	$(33,500)
AbbVie, Inc., Expiration: 03/21/2025; Exercise Price: $200.00	(9,195,000)	(500)	(46,000)
Accenture PLC – Class A, Expiration: 02/21/2025; Exercise Price: $380.00	(12,318,400)	(320)	(342,400)
Analog Devices, Inc., Expiration: 02/21/2025; Exercise Price: $240.00	(6,356,700)	(300)	(13,500)
Apple, Inc., Expiration: 02/21/2025; Exercise Price: $260.00	(70,800,000)	(3,000)	(87,000)
Applied Materials, Inc., Expiration: 02/07/2025; Exercise Price: $200.00	(18,035,000)	(1,000)	(12,500)
Bank of America Corporation, Expiration: 02/21/2025; Exercise Price: $50.00	(9,260,000)	(2,000)	(17,000)
Berkshire Hathaway, Inc. – Class B, Expiration: 02/21/2025; Exercise Price: $500.00	(28,120,200)	(600)	(19,500)
Blackrock, Inc., Expiration: 02/21/2025; Exercise Price: $1,100.00	(21,079,800)	(196)	(216,580)
Broadcom, Inc., Expiration: 02/21/2025; Exercise Price: $270.00	(44,254,000)	(2,000)	(88,000)
Caterpillar, Inc., Expiration: 02/21/2025; Exercise Price: $400.00	(14,857,600)	(400)	(45,000)
Cintas Corporation, Expiration: 02/21/2025; Exercise Price: $215.00	(7,019,950)	(350)	(10,500)
Citigroup, Inc., Expiration: 02/21/2025; Exercise Price: $85.00	(4,071,500)	(500)	(22,000)
Costco Wholesale Corporation, Expiration: 02/21/2025; Exercise Price: $1,000.00	(8,818,920)	(90)	(95,625)
Crowdstrike Holdings, Inc. – Class A, Expiration: 02/21/2025; Exercise Price: $450.00	(11,942,100)	(300)	(64,950)
Deere & Company, Expiration: 02/07/2025; Exercise Price: $500.00	(9,531,200)	(200)	(15,400)
Diamondback Energy, Inc., Expiration: 02/21/2025; Exercise Price: $180.00	(5,588,240)	(340)	(14,450)
Eaton Corporation PLC, Expiration: 03/21/2025; Exercise Price: $380.00	(9,140,320)	(280)	(35,000)
Elevance Health, Inc., Expiration: 03/21/2025; Exercise Price: $450.00	(7,122,600)	(180)	(27,450)
Fiserv, Inc., Expiration: 02/21/2025; Exercise Price: $240.00	(12,962,400)	(600)	(31,500)
Honeywell International, Inc., Expiration: 01/31/2025; Exercise Price: $240.00	(13,423,200)	(600)	(31,500)
Intuit, Inc., Expiration: 02/21/2025; Exercise Price: $680.00	(15,037,750)	(250)	(14,375)
Intuitive Surgical, Inc., Expiration: 02/21/2025; Exercise Price: $620.00	(11,437,600)	(200)	(17,000)
JPMorgan Chase & Company, Expiration: 02/21/2025; Exercise Price: $280.00	(21,384,000)	(800)	(64,400)
Lockheed Martin Corporation, Expiration: 02/21/2025; Exercise Price: $500.00	(9,259,000)	(200)	(11,000)
Lowe's Companies, Inc., Expiration: 02/21/2025; Exercise Price: $280.00	(9,101,400)	(350)	(12,250)
Marriott International, Inc. – Class A, Expiration: 02/07/2025; Exercise Price: $290.00	(11,623,600)	(400)	(136,000)
Meta Platforms, Inc. – Class A		–	$–
Expiration: 01/31/2025; Exercise Price: $800.00	(24,121,300)	(350)	(175)
Expiration: 02/21/2025; Exercise Price: $780.00	(48,242,600)	(700)	(65,100)
Microsoft Corporation		–	$–
Expiration: 01/31/2025; Exercise Price: $485.00	(49,807,200)	(1,200)	(600)
Expiration: 02/21/2025; Exercise Price: $455.00	(49,807,200)	(1,200)	(55,200)
Morgan Stanley, Expiration: 02/21/2025; Exercise Price: $147.00	(11,074,400)	(800)	(31,600)
Netflix, Inc., Expiration: 02/21/2025; Exercise Price: $1,080.00	(23,442,240)	(240)	(30,960)
NVIDIA Corporation, Expiration: 02/21/2025; Exercise Price: $160.00	(48,028,000)	(4,000)	(164,000)
Procter & Gamble Company, Expiration: 02/21/2025; Exercise Price: $172.50	(4,979,700)	(300)	(14,100)
Progressive Corporation		–	$–
Expiration: 01/31/2025; Exercise Price: $265.00	(12,322,000)	(500)	(1,250)
Expiration: 02/21/2025; Exercise Price: $270.00	(12,322,000)	(500)	(15,000)
Prologis, Inc., Expiration: 02/21/2025; Exercise Price: $125.00	(4,770,000)	(400)	(28,000)
PulteGroup, Inc., Expiration: 02/21/2025; Exercise Price: $130.00	(5,689,000)	(500)	(11,250)
ServiceNow, Inc., Expiration: 02/21/2025; Exercise Price: $1,160.00	(20,367,600)	(200)	(27,000)
Stryker Corporation, Expiration: 02/21/2025; Exercise Price: $420.00	(19,564,500)	(500)	(16,250)
Tesla, Inc.		–	$–
Expiration: 01/31/2025; Exercise Price: $490.00	(18,207,000)	(450)	(225)
Expiration: 02/21/2025; Exercise Price: $520.00	(18,207,000)	(450)	(48,375)
Expiration: 03/21/2025; Exercise Price: $355.00	(18,207,000)	(450)	(2,821,500)
TJX Companies, Inc., Expiration: 02/21/2025; Exercise Price: $130.00	(7,487,400)	(600)	(14,400)
UnitedHealth Group, Inc., Expiration: 02/21/2025; Exercise Price: $600.00	(16,274,700)	(300)	(13,950)
Visa, Inc. – Class A, Expiration: 02/21/2025; Exercise Price: $360.00	(30,762,000)	(900)	(50,850)
Walmart, Inc., Expiration: 02/14/2025; Exercise Price: $103.00	(11,288,400)	(1,150)	(26,450)
Total Call Options			(4,960,615)

Put Options - (0.3)%
S&P 500 Index, Expiration: 04/17/2025; Exercise Price: $5,200.00	(1,751,753,700)	(2,900)	(5,756,500)
TOTAL WRITTEN OPTIONS (Premiums received $10,042,432)			$(10,717,115)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Aptus Collared Investment Opportunity ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$1,671,799,162	$–	$–	$1,671,799,162
Purchased Options	–	20,024,500	–	20,024,500
Money Market Funds	8,528,176	–	–	8,528,176
Total Investments	$1,680,327,338	$20,024,500	$–	$1,700,351,838

Liabilities:
Investments:
Written Options	$–	$(10,717,115)	$–	$(10,717,115)
Total Investments	$–	$(10,717,115)	$–	$(10,717,115)

Refer to the Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.